Income Taxes - Components of Current and Deferred Portions of Provision for Income Taxes on Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current income tax provision:
Federal	$ 185	$ 197	$ 77
State and local	35	21	26
Foreign	41	44	69
Subtotal	261	262	172
Deferred income tax provision:
Federal	41	93	97
State and local		9	15
Foreign	7	10	12
Subtotal	48	112	124
Total provision for income taxes	$ 309	$ 374	$ 296